Inventories (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 211,259,000	$ 197,920,000
Work in process	74,417,000	69,910,000
Finished goods	679,946,000	677,110,000
Health care supplies	354,663,000	170,614,000
Inventories	$ 1,320,285,000	$ 1,115,554,000